Fair value of financial assets and liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	R$ 208,921,896	R$ 145,515,302	R$ 90,299,669
Debt instruments	84,291,192	66,191,454	50,874,612
Equity instruments	3,422,154	2,605,279	2,498,317
Derivatives	29,269,652	20,234,506	20,797,460
Loans and advances to customers	3,040,712	1,894,282	392,455
Reserves at the Central Bank of Brazil	88,898,186	54,589,781	15,736,825
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	59,052,090	55,425,671	101,241,787
Comprehensive Income Debt instruments	59,036,137	55,392,178	101,212,600
Comprehensive Income Equity instruments	15,953	33,493	29,187
Hedging derivatives (assets)	25,069	1,741,318	342,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss	49,581,441	40,746,748	36,952,567
Derivatives	23,763,857	18,699,325	24,172,008
Short positions	19,831,991	22,047,423	12,780,559
Bonds and securities obligations	5,985,593	8,921,518	7,459,784
Hedging derivatives (liabilities)	1,176,571		446,973
Financial Liabilities Measured at Fair Value Through Profit or Loss		8,921,518	7,459,784
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	76,857,391	63,367,187	50,063,633
Debt instruments	74,213,933	61,099,827	48,184,075
Equity instruments	2,643,458	2,267,360	1,879,558
Derivatives
Loans and advances to customers
Reserves at the Central Bank of Brazil
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	54,822,917	52,154,497	98,977,403
Comprehensive Income Debt instruments	54,818,332	52,154,405	98,975,973
Comprehensive Income Equity instruments	4,585	92	1,430
Hedging derivatives (assets)
Financial Liabilities Measured At Fair Value Through Profit Or Loss
Derivatives
Short positions
Bonds and securities obligations
Hedging derivatives (liabilities)
Financial Liabilities Measured at Fair Value Through Profit or Loss
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	125,495,820	78,496,001	36,765,731
Debt instruments	6,115,373	2,418,822	19,329
Equity instruments	743,991	309,657	183,950
Derivatives	27,450,135	19,697,923	20,503,650
Loans and advances to customers	2,288,135	1,479,818	321,977
Reserves at the Central Bank of Brazil	88,898,186	54,589,781	15,736,825
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	1,618,535	1,767,733	1,662,779
Comprehensive Income Debt instruments	1,618,535	1,762,547	1,649,925
Comprehensive Income Equity instruments		5,186	12,854
Hedging derivatives (assets)	25,069	1,741,318	342,463
Financial Liabilities Measured At Fair Value Through Profit Or Loss	48,667,180	40,512,986	36,484,135
Derivatives	22,849,596	18,465,563	23,703,576
Short positions	19,831,991	22,047,423	12,780,559
Bonds and securities obligations	5,985,593	8,921,518	7,459,784
Hedging derivatives (liabilities)	1,176,571		446,973
Financial Liabilities Measured at Fair Value Through Profit or Loss		8,921,518	7,459,784
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Financial assets at fair value through profit or loss, mandatorily measured at fair value	6,568,685	3,652,114	3,470,305
Debt instruments	3,961,886	2,672,805	2,671,208
Equity instruments	34,705	28,262	434,809
Derivatives	1,819,517	536,583	293,810
Loans and advances to customers	752,577	414,464	70,478
Reserves at the Central Bank of Brazil
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	2,610,638	1,503,441	601,605
Comprehensive Income Debt instruments	2,599,270	1,475,226	586,702
Comprehensive Income Equity instruments	11,368	28,215	14,903
Hedging derivatives (assets)
Financial Liabilities Measured At Fair Value Through Profit Or Loss	914,261	233,762	468,432
Derivatives	914,261	233,762	468,432
Short positions
Bonds and securities obligations
Hedging derivatives (liabilities)
Financial Liabilities Measured at Fair Value Through Profit or Loss